FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND

Dear Shareholder:

      The Flaherty & Crumrine Preferred Income Opportunity Fund ("PFO") delivered very respectable results during the most recently concluded fiscal quarter. For the three month period ending February 28, 2005, the Fund produced a total return on net asset value ("NAV") of 6.1%(1). All segments of the investment portfolio performed well during the period; however, the Adjustable Rate Preferred securities in the Fund (approximately 8% of the portfolio at the beginning of the quarter) were exceptionally strong. The Fund's hedges were a modest drag on investment results, as long-term interest rates declined during the period.

      In recent letters, we have indicated that the Fund is susceptible to the same factors that have forced many other income-oriented funds to reduce their dividend distributions. In April, the Fund's monthly dividend was set at $0.0705 per share, a 6.6% reduction from the prior month.

      As is the case with other leveraged funds, rising short-term interest rates have increased the amount the Fund must pay on its Money Market Cumulative Preferred(TM) Stock ("MMP(R)"). Typically, rising short-term interest rates are accompanied by rising long-term rates, which should increase the value of the Fund's hedges. The gains on the hedges can then be invested in additional securities, which in turn increase the Fund's income, and, on balance, help keep the Fund's dividend relatively stable.

                           U.S. TREASURY YIELD CURVES

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Maturity          4/30/04          2/28/05
 0.25              0.97              2.74
 0.50              1.14              2.97
 2.00              2.31              3.58
 3.00              2.75              3.75
 5.00              3.61              3.99
 10.00             4.50              4.36
 30.00             5.28              4.71

      As the above chart shows, current market conditions are anything but typical--since the Federal Reserve signaled its intent to raise short-term interest rates last April, short-term interest rates have increased by approximately 175 basis points, while long-term interest rates have FALLEN by over 50 basis points! As a result, the Fund's MMP(R) expense is significantly higher, but the hedges have not enabled us to produce more income. While we do not expect these conditions to persist for long periods, at this time it is necessary to adjust the monthly distribution to a more sustainable amount.

      Over the longer term, a "flatter" yield curve (as measured by the difference in short- and long-term interest rates) is not a bad thing for the Fund. Obviously, the cost of the Fund's leverage will go up, but at

----------
      (1) Based on monthly data provided by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

the same time, the cost of the Fund's hedging strategy should go down. This effect can be significant since the leverage comprises roughly 32.5% of the Fund's assets, while the ENTIRE portfolio is hedged. The impact of the higher leverage cost occurs almost immediately, while the benefits of lower hedging costs take a bit longer to impact the Fund's income. The mathematics of all this can be a bit daunting, but over the long run, these two effects have tended to offset each other.

      As a rule, we don't comment on the market price of the Fund's common shares; however, recent market activity certainly does warrant some observations. Over the long run, the market price SHOULD track the net asset value. From time to time we expect to see some deviation due to factors or circumstances unique to the Fund. For example, most investors cannot replicate PFO's investment portfolio, hedging strategy, or leverage, and therefore may be willing to pay a premium to the NAV.

      The chart below plots the recent market price and net asset value of PFO. For most of this period, the market price traded at a premium to the NAV. We attributed this in part to the Fund's long history and successful track record, plus an attractive dividend rate which may be taxed at favorable rates for certain investors. During late February of this year, shares were trading around $13 3/4; as of this writing, they are trading around $12 1/2. During the same period, the net asset value declined less than $0.10!

              FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND
                        MARKET PRICE VS. NET ASSET VALUE
                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND
2/6/04         14.75          12.91
2/13/04        14.78          12.96
2/20/04        14.95          12.89
2/27/04        14.57          13.01
3/5/04         14.67          13.04
3/12/04        14.89          13.11
3/19/04        15.1           13.11
3/26/04        15.05          12.94
4/2/04         14.3           12.85
4/9/04         13.59          12.85
4/16/04        13.84          12.8
4/23/04        12.89          12.67
4/30/04        12.97          12.68
5/7/04         12.55          12.48
5/14/04        12.99          12.33
5/21/04        13.2           12.22
5/28/04        13.25          12.26
6/4/04         13.05          12.24
6/11/04        12.85          12.19
6/18/04        12.8           12.23
6/25/04        12.74          12.13
7/2/04         12.77          12.16
7/9/04         12.79          12.14
7/16/04        12.93          12.23
7/23/04        12.82          12.09
7/30/04        12.68          12.11
8/6/04         13.3           12.22
8/13/04        13.26          12.28
8/20/04        13.38          12.21
8/27/04        13.7           12.23
9/3/04         13.706         12.2
9/10/04        13.89          12.33
9/17/04        13.97          12.46
9/24/04        13.63          12.57
10/1/04        13.62          12.42
10/8/04        13.54          12.47
10/15/04       13.74          12.54
10/22/04       13.68          12.5
10/29/04       13.56          12.48
11/5/04        13.82          12.41
11/12/04       13.79          12.41
11/19/04       13.79          12.39
11/26/04       13.72          12.4
12/3/04        13.16          12.45
12/10/04       13.15          12.59
12/17/04       13.4           12.59
12/24/04       13.65          12.46
12/31/04       13.5           12.58
1/7/05         13.59          12.54
1/14/05        13.62          12.72
1/21/05        13.66          12.76
1/28/05        13.62          12.75
2/4/05         13.73          12.91
2/11/05        13.8           12.91
2/18/05        13.9           12.78
2/25/05        13.75          12.79
3/4/05         13.44          12.84
3/11/05        12.69          12.69
3/18/05        12.36          12.68
3/25/05        11.95          12.53
4/1/05         12.36          12.7

      Unlike open-end mutual funds, investors in closed-end funds should have a longer investment horizon in order to weather swings in the relationship between market price and NAV. In that same vein, investors with a long-term investment horizon should stay focused on the NAV performance and dividend history of the Fund. We plan to stay the course and hopefully will continue to meet and exceed the objectives of the Fund.

      As was evident in its recent Proxy Statement, 2005 represents a year of transition in the individuals representing the Fund's shareholders. Martin Brody, who has served as a Director since the inception of the Fund, will retire at the upcoming Shareholder's Meeting. Martin brought a wealth of wisdom and experience to the board, and will be missed. In addition, to comply with recent SEC rule amendments requiring that independent directors constitute 75% of the Board, Robert Ettinger did not stand for reelection as a Director. However, Bob will continue to be very involved with the management of the Fund, continuing to serve as President of the Fund and President of Flaherty & Crumrine Incorporated, the Fund's Investment Adviser. Karen Hogan has been nominated by the Board to replace Bob. Karen brings an extensive financial and investment banking background to the Board; her knowledge will certainly benefit Shareholders.

      Please take advantage of the Fund's website, www.preferredincome.com. It contains a wide range of useful and up-to-date information about the Fund. We have also addressed in greater detail many of the topics discussed in this letter.

           Sincerely,


           /S/ DONALD F. CRUMRINE                     /S/ ROBERT M. ETTINGER
           Donald F. Crumrine                         Robert M. Ettinger
           Chairman of the Board                      President

April 5, 2005

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OVERVIEW
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------

FUND STATISTICS ON 2/28/05
-----------------------------------------------
Net Asset Value                   $      12.74

Market Price                      $      13.85

Premium                                   8.71%

Yield on Market Price                     6.54%

Common Shares
Outstanding                         11,621,839

INDUSTRY CATEGORIES                                               % OF PORTFOLIO
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Utilities               43%
Banks                   21%
Financial Services      16%
Insurance                9%
Oil and Gas              6%
Other                    4%
REITs                    1%

MOODY'S RATINGS                                                   % OF PORTFOLIO
--------------------------------------------------------------------------------
Aaa                                                                         0.6%

Aa                                                                          8.5%

A                                                                          20.4%

Baa                                                                        40.7%

Ba                                                                         16.9%

Not Rated                                                                   7.6%
--------------------------------------------------------------------------------
Below Investment Grade*                                                    16.0%
*     BELOW INVESTMENT GRADE BY BOTH MOODY'S AND S&P.

TOP 10 HOLDINGS BY ISSUER                                         % OF PORTFOLIO
--------------------------------------------------------------------------------
Interstate Power                                                        5.3%

Alabama Power                                                           4.6%

Lehman Brothers                                                         4.5%

Citigroup                                                               3.8%

Xcel Energy                                                             3.5%

The Bear Stearns Cos.                                                   3.4%

Duke Energy                                                             3.2%

Fannie Mae                                                              3.1%

Cobank                                                                  3.1%

North Fork Bancorporation                                               3.0%

                                                                                              % OF PORTFOLIO**
--------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                        78%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                    77%
--------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX CATEGORIZATION OF FUND DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                        PORTFOLIO OF INVESTMENTS
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
------------                                                                                           ---------

PREFERRED SECURITIES -- 92.6%
               BANKING -- 20.5%
------------------------------------------------------------------------------------------------------------------------
               ABN AMRO North America, Inc.:
        1,165    6.46% Pfd., 144A**** .........................................................    $      1,203,870*
        4,200    6.59% Pfd., 144A**** .........................................................           4,375,056*
$     150,000  BT Capital Trust B, 7.90% 01/15/27, Capital Security ...........................             163,387(1)
$     660,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security ................             721,179(1)
$     250,000  Chase Capital I, 7.67% 12/01/26 Capital Security ...............................             271,486
               Citigroup, Inc.:
       72,435    5.864% Pfd., Series M ........................................................           3,732,576*
        7,700    6.213% Pfd., Series G ........................................................             402,363*
       46,000    6.231% Pfd., Series H ........................................................           2,422,360*
       31,850    6.365% Pfd., Series F ........................................................           1,690,916*
               Cobank, ACB:
       45,000    7.00% Pfd., 144A**** .........................................................           2,500,875*
       75,000    Adj. Rate Pfd., 144A**** .....................................................           4,227,750*
$     500,000  Comerica (Imperial) Capital Trust I, 9.98% 12/31/26 Capital Security, Series B .             584,522
$   2,250,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ...........           2,498,344(1)
$     719,000  First Union Institutional Capital I, 8.04% 12/01/26 Capital Security ...........             788,973
$   1,885,000  First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ..........           2,055,998
$   4,349,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security ....................           4,915,827
$   2,500,000  HBOS Capital Funding LP, 6.85% Pfd. ............................................           2,638,612(1)
        6,900  HSBC USA, Inc., $2.8575 Pfd. ...................................................             352,970*
       36,500  J.P. Morgan Chase & Co., 6.625% Pfd., Series H .................................           1,882,305*
$   1,350,000  Keycorp Institutional Capital B, 8.25% 12/15/26 Capital Security ...............           1,485,500
$   1,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security ....................           1,668,945
$   1,700,000  RBS Capital Trust B, 6.80% Pfd. ................................................           1,784,176**(1)
           10  Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** .......................           1,079,875
$   1,200,000  Wachovia Capital Trust V, 7.965% 06/01/27 Capital Security, 144A**** ...........           1,325,124
-------------------------------------------------------------------------------------------------------------------
                                                                                                         44,772,989
                                                                                                   ----------------
               FINANCIAL SERVICES -- 15.5%
------------------------------------------------------------------------------------------------------------------------
               The Bear Stearns Companies, Inc.:
       63,750    5.49% Pfd., Series G .........................................................           3,203,756*
       78,823    5.72% Pfd., Series F .........................................................           4,112,590*
      120,000  Fannie Mae, Adj. Rate Pfd. .....................................................           6,756,000*
               Freddie Mac:
        6,975    5.00% Pfd., Series F .........................................................             308,121*
       25,500    5.10% Pfd., Series H .........................................................           1,149,030*
       42,650    5.30% Pfd. ...................................................................           1,997,086*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
               Lehman Brothers Holdings, Inc.:
       10,150    5.67% Pfd., Series D .........................................................    $        519,274*
      159,505    5.94% Pfd., Series C .........................................................           8,184,202*
       44,000    6.50% Pfd., Series F .........................................................           1,177,220*
      110,900  SLM Corporation, 6.97% Pfd., Series A ..........................................           6,293,575*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         33,700,854
                                                                                                   ----------------
               INSURANCE -- 9.0%
----------------------------------------------------------------------------------------------------------------------
$   2,000,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ..........................           2,290,780
       15,850  Everest Re Capital Trust II, 6.20% Pfd. Series B ...............................             389,117(1)
$   4,395,000  MMI Capital Trust I, 7.625% 12/15/27 Capital Security, Series B ................           4,961,779
           18  Premium Assets, Series A, Zurich RegCaPS Variable Inverse Pfd., Pvt. ...........           2,049,027*
$   5,734,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security ..................           5,530,586
               Zurich RegCaPS Funding Trust:
        1,750    6.01% Pfd., 144A**** .........................................................           1,774,334*
        2,600    6.58% Pfd., 144A**** .........................................................           2,746,549*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         19,742,172
                                                                                                   ----------------
               UTILITIES -- 39.8%
----------------------------------------------------------------------------------------------------------------------
               Alabama Power Company:
        4,980    4.60% Pfd. ...................................................................             471,631*
        6,485    4.72% Pfd. ...................................................................             630,180*
          868    4.92% Pfd. ...................................................................              85,337*
      120,900    5.20% Pfd. ...................................................................           3,030,963*
      225,000    5.30% Pfd. ...................................................................           5,748,750*
        6,000  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 ......................             626,430*
        1,628  Central Hudson Gas & Electric Corporation, 4.35% Pfd., Series D, Pvt. ..........             138,258*
       10,000  Central Illinois Light Company, 4.64% Pfd. .....................................             938,050*
        8,160  Central Illinois Public Service Corporation, 4.90% Pfd. ........................             784,625*
        3,798  Central Maine Power Company, 4.75% Pfd. ........................................             345,656*
       16,679  Central Vermont Public Service Corporation, 8.30% Sinking Fund Pfd. Pvt. .......           1,734,533*
               Connecticut Light & Power Company:
        2,050    4.50% Pfd., Series 1956 ......................................................              84,901*
        2,900    $2.20 Pfd., Series 1949 ......................................................             117,435*
        9,652    $3.24 Pfd. ...................................................................             506,585*
        2,000  Consolidated Edison Company of New York, 4.65% Pfd., Series C ..................             187,030*
        7,500  Dayton Power and Light Company, 3.90% Pfd., Series C ...........................             552,262*

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
               Duke Energy Corporation:
        8,004    4.50% Pfd., Series C, Pvt. ...................................................    $        703,872*
       34,943    7.85% Pfd., Series S .........................................................           3,622,017*
               Duquesne Light Company:
       15,030    3.75% Pfd. ...................................................................             508,916*
       25,775    6.50% Pfd. ...................................................................           1,407,444*
        5,000  Energy East Capital Trust I, 8.25% Pfd. ........................................             131,975
               Entergy Arkansas, Inc.:
        2,840    4.56% Pfd. ...................................................................             237,907*
        3,050    4.56% Pfd., Series 1965 ......................................................             255,498*
        1,050    6.08% Pfd. ...................................................................             109,258*
       13,500    7.40% Pfd. ...................................................................           1,404,607*
        5,880    7.80% Pfd. ...................................................................             615,019*
        2,265    7.88% Pfd. ...................................................................             236,387*
       23,914    $1.96 Pfd. ...................................................................             598,448*
        2,441  Entergy Gulf States, Inc., 7.56% Pfd. ..........................................             248,543*
               Entergy Louisiana, Inc.:
          299    5.16% Pfd. ...................................................................              26,795*
          705    6.44% Pfd. ...................................................................              69,901*
        4,174    7.36% Pfd. ...................................................................             434,388*
      175,000    8.00% Pfd., Series 92 ........................................................           4,414,375*
               Entergy Mississippi, Inc.:
        3,791    4.36% Pfd. ...................................................................             287,073*
        5,000    4.92% Pfd. ...................................................................             427,250*
        8,500    7.44% Pfd. ...................................................................             880,855*
       10,900  Enterprise Capital Trust I, 7.44% Pfd., Series A ...............................             277,132
               Florida Power Company:
       10,000    4.58% Pfd. ...................................................................             905,400*
        2,000    4.75% Pfd. ...................................................................             186,860*
               Great Plains Energy, Inc.:
        1,625    4.20% Pfd. ...................................................................             123,313*
        2,000    4.35% Pfd. ...................................................................             157,190*
               Hawaiian Electric Company, Inc.:
        1,411    5.00% Pfd., Series D .........................................................              27,063*
        6,688    5.00% Pfd., Series E .........................................................             128,276*
$   3,750,000  Houston Light & Power, Capital Trust II, 8.257% 02/01/37 Capital Security ......           4,114,519
       30,500  Indianapolis Power & Light Company, 5.65% Pfd. .................................           2,904,057*
      340,000  Interstate Power & Light Company, 8.375% Pfd., Series B ........................          11,478,400*
        2,588  New York State Electric & Gas, $4.50 Pfd., Series 1949 .........................             222,115*

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
       12,265  Northern Indiana Public Service Company, Adj. Rate Pfd., Series A ............      $        623,062*
               Ohio Power Company:
        3,018    4.20% Pfd. .................................................................               251,324*
        1,251    4.40% Pfd. .................................................................               109,137*
               Pacific Enterprises:
       13,680    $4.36 Pfd. .................................................................             1,191,049*
       24,985    $4.50 Pfd. .................................................................             2,245,152*
       15,730    $4.75 Pfd., Series 53 ......................................................             1,491,991*
               PacifiCorp:
        5,672    $4.56 Pfd. .................................................................               509,374*
        6,458    $4.72 Pfd. .................................................................               600,303*
       12,250    $7.48 Sinking Fund Pfd. ....................................................             1,311,485*
               PECO Energy Company:
        1,100    $4.30 Pfd., Series B .......................................................                92,521*
        5,000    $4.40 Pfd., Series C .......................................................               406,850*
       17,537  Portland General Electric, 7.75% Sinking Fund Pfd. ...........................             1,776,937*
       14,020  Public Service Electric & Gas Company, 5.28% Pfd., Series E ..................             1,373,469*
               San Diego Gas & Electric Company:
       55,210    $1.70 Pfd ..................................................................             1,438,773*
       30,000    $1.7625 Sinking Fund Pfd. ..................................................               774,150*
       85,000  Savannah Electric & Gas Company, 6.00% Pfd. ..................................             2,209,150*
               South Carolina Electric & Gas Company:
       14,226    5.125% Purchase Fund Pfd., Pvt. ............................................               732,070*
        7,774    6.00% Purchase Fund Pfd., Pvt. .............................................               396,241*
       57,646  Southern California Edison, 4.08% Pfd. .......................................             1,123,232*
       60,000  Southern Union Company, 7.55% Pfd. ...........................................             1,658,100*
$     750,000  TXU Electric Capital V, 8.175% 01/30/37 Capital Security .....................               825,244
       10,000  TXU US Holdings Company, $4.00 Pfd., Series TES ..............................               745,750*
        5,600  Union Electric Company, 4.56% Pfd. ...........................................               518,112*
               Virginia Electric & Power Company:
        1,665    $4.04 Pfd. .................................................................               137,213*
        2,270    $4.20 Pfd. .................................................................               194,482*
        1,673    $4.80 Pfd. .................................................................               163,812*
        2,878    $6.98 Pfd. .................................................................               296,765*
       12,500    $7.05 Pfd. .................................................................             1,289,500*
        2,262  Washington Gas & Light Company, $4.25 Pfd. ...................................               199,373*
       12,863  Wisconsin Power & Light, 6.20% Pfd. ..........................................             1,320,194*

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
               Xcel Energy, Inc.:
       15,000    $4.08 Pfd., Series B ........................................................     $      1,158,000*
       20,040    $4.10 Pfd., Series C ........................................................            1,554,703*
       35,510    $4.11 Pfd., Series D ........................................................            2,761,435*
       17,750    $4.16 Pfd., Series E ........................................................            1,397,191*
       10,000    $4.56 Pfd., Series G ........................................................              862,850*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         86,866,473
                                                                                                   ----------------
               OIL AND GAS -- 5.0%
----------------------------------------------------------------------------------------------------------------------
       17,200  Anadarko Petroleum Corporation, 5.46% Pfd. ....................................            1,764,720*
        6,650  Apache Corporation, 5.68% Pfd., Series B ......................................              693,927*
        8,000  Devon Energy Corporation, 6.49% Pfd., Series A ................................              847,360*
        6,125  EOG Resources, Inc., 7.195% Pfd., Series B ....................................            6,536,355*
       10,000  Lasmo America Limited, 8.15% Pfd., 144A**** ...................................            1,104,650*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         10,947,012
                                                                                                   ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 1.0%
----------------------------------------------------------------------------------------------------------------------
       40,000  Realty Income Corporation, 7.375% Pfd., REIT, Series D ........................            1,067,800
       40,000  Regency Centers Corporation, 7.25% Pfd., REIT .................................            1,041,400
-------------------------------------------------------------------------------------------------------------------
                                                                                                          2,109,200
                                                                                                   ----------------
               MISCELLANEOUS INDUSTRIES -- 1.8%
----------------------------------------------------------------------------------------------------------------------
       13,600  E.I. Du Pont de Nemours and Company, $4.50 Pfd., Series B .....................            1,269,220*
       36,200  Farmland Industries, Inc., 8.00% Pfd., 144A**** ...............................               18,100*+
       30,500  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** ...........................            2,565,203*
       26,000  Touch America Holdings, $6.875 Pfd. ...........................................                  --*+
-------------------------------------------------------------------------------------------------------------------
                                                                                                          3,852,523
                                                                                                   ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $182,871,835) .........................................................          201,991,223
                                                                                                   ----------------
CORPORATE DEBT SECURITY -- 1.1%
               OIL AND GAS -- 1.1%
----------------------------------------------------------------------------------------------------------------------
       85,900  Nexen, Inc., 7.35% Subordinated Notes .........................................            2,313,287(1)
-------------------------------------------------------------------------------------------------------------------
               TOTAL CORPORATE DEBT SECURITY
                 (Cost $2,245,426) ...........................................................            2,313,287
                                                                                                   ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2005 (UNAUDITED)
------------------------------------------------------------------

SHARES/$ PAR                                                                                            VALUE
------------                                                                                          ---------

COMMON STOCKS AND CONVERTIBLE SECURITIES -- 4.4%
               BANKING -- 0.4%
---------------------------------------------------------------------------------------------------------------------
       50,000  New York Community Bancorp, Inc. .............................................      $        913,750*
-------------------------------------------------------------------------------------------------------------------
                                                                                                            913,750
                                                                                                   ----------------
               INSURANCE -- 0.4%
---------------------------------------------------------------------------------------------------------------------
       25,000  UnumProvident Corporation, 8.25% Mandatory Convertible, 05/16/06 .............               857,875
-------------------------------------------------------------------------------------------------------------------
                                                                                                            857,875
                                                                                                   ----------------
               UTILITIES -- 3.6%
---------------------------------------------------------------------------------------------------------------------
       97,500  Duke Energy Corporation ......................................................             2,634,937*
       64,496  FPL Group, Inc. ..............................................................             5,125,820*
-------------------------------------------------------------------------------------------------------------------
                                                                                                          7,760,757
                                                                                                   ----------------
               TOTAL COMMON STOCKS AND CONVERTIBLE SECURITIES
                 (Cost $8,373,345) ..........................................................             9,532,382
                                                                                                   ----------------
OPTION CONTRACTS -- 1.0%
        1,275  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/20/05 .......             2,139,360+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,580,670) ..........................................................             2,139,360
                                                                                                   ----------------
MONEY MARKET FUND -- 0.6%
    1,342,237  BlackRock Provident Institutional, TempFund ..................................             1,342,237
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $1,342,237) ..........................................................             1,342,237
                                                                                                   ----------------

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2005 (UNAUDITED)
              ------------------------------------------------------------------

                                                                                                        VALUE
                                                                                                      ---------
 TOTAL INVESTMENTS (Cost $196,413,513***) ......................................       99.7%       $    217,318,489
 OTHER ASSETS AND LIABILITIES (NET) ............................................        0.3%                761,459
                                                                                    -------        ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK ......................      100.0%++     $    218,079,948
                                                                                    -------        ----------------
 MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (MMP(R)) REDEMPTION VALUE ....................             (70,000,000)
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ...............................................        $    148,079,948
                                                                                                   ================

----------
   * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
  **  Securities distributing Qualified Dividend Income only.
 ***  Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
 (1)  Foreign Issuer.
   +  Non-income producing.
  ++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

             ABBREVIATIONS:
REIT  -- Real Estate Investment Trust
PFD.  -- Preferred Securities
PVT.  -- Private Placement Securities
         Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1)
FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------

                                                                                                  VALUE
                                                                                                --------
OPERATIONS:
     Net investment income ...............................................................   $   2,807,377
     Net realized gain on investments sold during the period .............................       1,780,351
     Change in net unrealized appreciation of investments held during the period .........       4,448,236
     Distributions to Money Market Cumulative Preferred(TM)  Stock
         Shareholders from net investment income, including changes in
         accumulated undeclared distributions ............................................        (402,964)
                                                                                             -------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS ......................................       8,633,000

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders(2) ...........      (3,151,541)
                                                                                             -------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ................................      (3,151,541)

FUND SHARE TRANSACTIONS:
     Increase from Common Stock Transactions .............................................         453,437
                                                                                             -------------
         NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
             FROM FUND SHARE TRANSACTIONS ................................................         453,437

NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                         -------------
     FOR THE PERIOD ......................................................................   $   5,934,896
                                                                                             =============

------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period .................................................................   $ 142,145,052
     Net increase during the period ......................................................       5,934,896
                                                                                             -------------
     End of period .......................................................................   $ 148,079,948
                                                                                             =============

----------
(1) These tables summarize the three months ended February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
(2)   Includes income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
              Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
                                                         FINANCIAL HIGHLIGHTS(1)
      FOR THE PERIOD FROM DECEMBER 1, 2004 THROUGH FEBRUARY 28, 2005 (UNAUDITED)
                           FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
                           -----------------------------------------------------

PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ...................................................................    $        12.27
                                                                                                                 --------------
INVESTMENT OPERATIONS:
     Net investment income ..................................................................................              0.24
     Net realized and unrealized gain on investments ........................................................              0.53
DISTRIBUTIONS TO MMP(R)* SHAREHOLDERS:
     From net investment income .............................................................................             (0.03)
     From net realized capital gains ........................................................................                --
                                                                                                                 --------------
     Total from investment operations .......................................................................              0.74
                                                                                                                 --------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income .............................................................................             (0.27)
     From net realized capital gains ........................................................................                --
                                                                                                                 --------------
     Total distributions to Common Shareholders .............................................................             (0.27)
                                                                                                                 --------------
     Net asset value, end of period .........................................................................    $        12.74
                                                                                                                 ==============
     Market value, end of period ............................................................................    $        13.85
                                                                                                                 ==============
     Common shares outstanding, end of period ...............................................................        11,621,839
                                                                                                                 ==============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + ................................................................................              6.53%**
     Operating expenses .....................................................................................              1.59%**

----------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ................................................................................                 8%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) .....................    $      218,080
     Ratio of operating expenses to total average net assets available to
         Common and Preferred Stock .........................................................................              1.08%**

(1) These tables summarize the three months ended February 28, 2005 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2004.
*     Money Market Cumulative Preferred(TM) Stock.
**    Annualized.
***   Not Annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to MMP(R)* Shareholders.
++    Information presented under heading Supplemental Data includes MMP(R)*.

--------------------------------------------------------------------------------
Flaherty & Crumrine Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS (CONTINUED)
PER SHARE OF COMMON STOCK (UNAUDITED)
-------------------------------------

                                                     TOTAL                                              DIVIDEND
                                                   DIVIDENDS        NET ASSET          NYSE           REINVESTMENT
                                                      PAID            VALUE        CLOSING PRICE         PRICE(1)
                                                   ---------        ---------      -------------      ------------
December 31, 2004 - EXTRA .......................   $0.0450          $12.58           $13.50             $12.83
December 31, 2004 ...............................    0.0755           12.58            13.50              12.83
January 31, 2005 ................................    0.0755           12.78            13.59              12.91
February 28, 2005 ...............................    0.0755           12.74            13.85              13.16

----------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

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


                                [GRAPHIC OMITTED]

                                 LIGHTHOUSE LOGO

                               FLAHERTY & CRUMRINE
                               ===================
                                PREFERRED INCOME
                                OPPORTUNITY FUND

                                    QUARTERLY
                                     REPORT

                                FEBRUARY 28, 2005

                        web site: www.preferredincome.com


DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert M. Ettinger, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
CRUMRINE PREFERRED INCOME OPPORTUNITY
FUND?
   o If your shares are held in a Brokerage Account, contact your Broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --

               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE PREFERRED INCOME OPPORTUNITY FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.